Quarterly Holdings Report
for
Fidelity Advisor® Global Real Estate Fund
April 30, 2022
AGRE-NPRT3-0622
1.9879814.105
Common Stocks - 99.7%
	Shares	Value ($)
Australia - 4.3%
Abacus Property Group unit	40,533	93,023
Arena (REIT) unit	23,636	79,989
Charter Hall Retail REIT	22,939	71,656
National Storage REIT unit	51,638	93,529
TOTAL AUSTRALIA		338,197
Bailiwick of Guernsey - 1.5%
Sirius Real Estate Ltd.	79,062	120,176
Canada - 4.5%
Boardwalk (REIT)	3,626	159,108
Dream Industrial (REIT)	10,015	116,627
Flagship Communities (REIT)	4,012	76,830
TOTAL CANADA		352,565
Cayman Islands - 0.7%
ESR Cayman Ltd. (a)(b)	17,473	53,041
France - 3.3%
ARGAN SA	803	94,451
Covivio	768	54,695
Gecina SA	928	104,538
TOTAL FRANCE		253,684
Germany - 3.9%
Instone Real Estate Group BV (b)	6,072	93,218
Vonovia SE	5,228	208,289
TOTAL GERMANY		301,507
Hong Kong - 1.5%
Hysan Development Co. Ltd.	17,090	50,283
Link (REIT)	7,963	68,783
TOTAL HONG KONG		119,066
Ireland - 0.8%
Dalata Hotel Group PLC (a)	6,600	30,146
Hibernia (REIT) PLC	17,818	30,215
TOTAL IRELAND		60,361
Italy - 0.3%
COIMA RES SpA (b)	2,262	23,457
Japan - 8.6%
Activia Properties, Inc.	9	28,760
Advance Residence Investment Corp.	16	43,815
Kenedix Residential Investment Corp.	43	69,172
LaSalle Logiport REIT	61	82,527
Mitsubishi Estate Co. Ltd.	10,367	151,012
Mitsui Fudosan Co. Ltd.	10,756	227,960
Mitsui Fudosan Logistics Park, Inc.	13	55,737
SRE Holdings Corp. (a)	772	15,926
TOTAL JAPAN		674,909
Luxembourg - 1.1%
Aroundtown SA	17,720	89,106
Netherlands - 0.4%
NSI NV	780	30,511
NSI NV rights (a)(c)	580	685
TOTAL NETHERLANDS		31,196
Singapore - 3.7%
CapitaMall Trust	69,903	117,129
Mapletree Commercial Trust	34,398	46,263
UOL Group Ltd.	23,193	121,868
TOTAL SINGAPORE		285,260
Spain - 0.6%
Merlin Properties Socimi SA	4,571	49,658
Sweden - 1.1%
Catena AB	1,169	61,028
KlaraBo Sverige AB	8,411	24,881
TOTAL SWEDEN		85,909
United Kingdom - 4.7%
Assura PLC	80,216	66,182
Grainger Trust PLC	33,620	125,059
Life Science (REIT) PLC	22,408	28,552
Segro PLC	5,563	93,136
Shaftesbury PLC	7,041	52,727
TOTAL UNITED KINGDOM		365,656
United States of America - 58.7%
American Assets Trust, Inc.	1,353	49,520
American Homes 4 Rent Class A	2,779	110,076
Apartment Income (REIT) Corp.	1,771	87,080
Crown Castle International Corp.	868	160,762
CubeSmart	2,975	141,342
DiamondRock Hospitality Co. (a)	6,081	64,580
Digital Realty Trust, Inc.	1,573	229,847
Duke Realty Corp.	4,717	258,256
Equinix, Inc.	174	125,120
Equity Lifestyle Properties, Inc.	2,552	197,219
Extra Space Storage, Inc.	940	178,600
Gaming & Leisure Properties	3,184	141,306
Highwoods Properties, Inc. (SBI)	1,009	41,208
Host Hotels & Resorts, Inc.	6,293	128,063
Invitation Homes, Inc.	3,195	127,225
Kimco Realty Corp.	4,661	118,063
LXP Industrial Trust (REIT)	4,167	52,296
Medical Properties Trust, Inc.	4,594	84,484
Mid-America Apartment Communities, Inc.	885	174,062
National Retail Properties, Inc.	2,544	111,529
Phillips Edison & Co., Inc.	1,189	40,260
Piedmont Office Realty Trust, Inc. Class A	1,652	26,597
Prologis (REIT), Inc.	3,077	493,204
Realty Income Corp.	828	57,430
Regency Centers Corp.	1,454	100,079
RLJ Lodging Trust	3,681	51,608
Ryman Hospitality Properties, Inc. (a)	422	39,449
Spirit Realty Capital, Inc.	1,925	83,641
Sun Communities, Inc.	828	145,372
UDR, Inc.	3,837	204,167
Urban Edge Properties	1,818	33,978
Ventas, Inc.	4,015	223,033
Veris Residential, Inc. (a)	2,252	36,055
VICI Properties, Inc.	4,138	123,354
Washington REIT (SBI)	2,155	51,914
Welltower, Inc.	3,341	303,396
TOTAL UNITED STATES OF AMERICA		4,594,175
TOTAL COMMON STOCKS (Cost $6,816,256)		7,797,923

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $6,816,256)	7,797,923
NET OTHER ASSETS (LIABILITIES) - 0.3%	24,568
NET ASSETS - 100.0%	7,822,491

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $169,716 or 2.2% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	64,844	1,701,029	1,765,873	49	-	-	-	0.0%
Total	64,844	1,701,029	1,765,873	49	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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